JULIUS BAER INVESTMENT
                                      FUNDS

                      Julius Baer International Equity Fund
                  Julius Baer Global Income Fund (the "Funds")

                    SUPPLEMENT DATED DECEMBER 26, 2002 TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2002
                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS.

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JULIUS BAER GLOBAL INCOME FUND

EFFECTIVE JANUARY 1, 2003, IN THE PROSPECTUS, THE FIFTH PARAGRAPH OF THE SECTION "THE FUND'S INVESTMENT STRATEGIES" ON PAGE 16 IS DELETED AND REPLACED WITH THE
FOLLOWING:

The Fund will invest in fixed-income securities rated at the time of purchase "Baa" or better by Moody's Investor Service, Inc. or "BBB" by Standard & Poor's Rating Service. If a security is downgraded below "Baa" or "BBB" the Adviser intends to dispose of the security within a reasonable period. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

                                    * * * * *

JULIUS BAER GLOBAL INCOME FUND AND JULIUS BAER INTERNATIONAL EQUITY FUND (THE "FUNDS")

The Co-Administration Agreements between the Funds and Bank Julius Baer & Co., Ltd., New York Branch will terminate on December 31, 2002, eliminating co-administration fees of 0.25% and 0.15% for the Class A shares of the International Equity Fund and Global Income Fund, respectively. Accordingly, effective January 1, 2003, the Funds' fees and expenses as shown in the Prospectus are restated to reflect the termination of the co-administration fees.

                                    * * * * *

FOR THE JULIUS BAER INTERNATIONAL EQUITY FUND, THE SECTION "THE FUND'S FEES AND EXPENSES" ON PAGE 6 IS DELETED AND REPLACED WITH THE FOLLOWING:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS A SHARES    CLASS I SHARES
Redemption Fee
 (as a percentage of amount redeemed,
 if applicable)                                     2.00%(1)            2.00%(1)

ANNUAL FUND OPERATING EXPENSES - (EXPENSES
  THAT ARE DEDUCTED FROM FUND ASSETS)          CLASS A SHARES    CLASS I SHARES
Management Fees                                     0.75%             0.75%
Distribution and/or Service (12b-1) Fees            0.25%             None
Other Expenses2                                     0.26%             0.25%
                                                    -----             -----
Total Annual Fund Operating Expenses2               1.26%             1.00%
                                                    =====             =====

(1) If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of 2% of the amount redeemed. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time. For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee. Your bank may also charge you a fee for receiving wires.

(2) Shows the Fund's expenses as they would have been if certain expense offset arrangements had not been in effect. The Fund's actual Other

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                                       1

Expenses, taking into effect the offset arrangements, for the fiscal year ended October 31, 2002 were 0.18% and 0.17% for the Class A shares and Class I shares, respectively, and actual Total Annual Fund Operating Expenses were 1.18% and 0.92% for the Class A shares and Class I shares, respectively.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

                                 CLASS A SHARES              CLASS I SHARES
                                 --------------              --------------
       1 Year                       $ 128                       $ 102
       3 Years                      $ 400                       $ 318
       5 Years                      $ 692                       $ 552
      10 Years                      $ 1,523                     $ 1,225

FOR THE JULIUS BAER GLOBAL INCOME FUND, THE SECTION "THE FUND'S FEES AND EXPENSES" ON PAGE 11 IS DELETED AND REPLACED WITH THE FOLLOWING:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)        CLASS A SHARES   CLASS I SHARES
Redemption Fee
 (as a percentage of amount redeemed,
  if applicable)                                    2.00%1           2.00%1

ANNUAL FUND OPERATING EXPENSES - (EXPENSES
  THAT ARE DEDUCTED FROM FUND ASSETS)            CLASS A SHARES   CLASS I SHARES
Management Fees                                     0.50%            0.50%
Distribution and/or Service (12b-1) Fees            0.25%            None
Other Expenses                                      0.48%            0.45%
                                                    -----            -----
Total Annual Fund Operating Expenses                1.23%            0.95%
                                                    =====            =====


(1) If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of 2% of the amount redeemed. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time. For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee. Your bank may also charge you a fee for receiving wires.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

                                    CLASS A SHARES              CLASS I SHARES

          1 Year                        $ 125                       $ 97
          3 Years                       $ 390                       $ 303
          5 Years                       $ 676                       $ 525
         10 Years                       $ 1,489                     $ 1,166

IN THE PROSPECTUS, THE SECOND PARAGRAPH OF THE SECTION "THE FUND'S MANAGEMENT" ON PAGE 20 IS DELETED AND REPLACED WITH THE FOLLOWING:

Under the advisory agreements, the International Equity Fund and the Global Income Fund pay the Adviser a fee for providing investment advisory services of 0.75% and 0.50%, respectively, of the average daily net assets of the applicable Fund.

IN THE PROSPECTUS, THE FIRST PARAGRAPH OF THE SECTION "SHARE CLASSES" ON PAGE 21 IS DELETED AND REPLACED WITH THE FOLLOWING:

Each of the Funds offers two classes of shares: Class A and Class I. The classes receive different services and pay different fees and expenses. Class A shares pay a Rule 12b-1 distribution fee. Class I does not pay this fee.

                                    * * * * *

The Board of Trustees of the Julius Baer Investment Funds (the "Trust") recently approved a new investment advisory agreement ("New Agreement") between the Trust and Julius Baer Investment Management, Inc. with respect to the Funds, subject to shareholder approval. The effect of the New Agreement will be to increase the investment advisory fees to 0.90% for Julius Baer International Equity Fund and 0.65% for the Julius Baer Global Income Fund, based on average daily net assets.

The New Agreement will not take effect with respect to a Fund unless it is approved by shareholders of the Fund. A special meeting of the shareholders of each Fund will be held on February 18, 2003, at which time shareholders will be given the opportunity to vote on the New Agreement. In connection with the special meeting, the Funds will deliver to shareholders proxy material describing the New Agreement. The Funds expect to mail the proxy material to shareholders in early January 2003.

                             JULIUS BAER INVESTMENT
                               FUNDS (THE "TRUST")

                      Julius Baer International Equity Fund
                  Julius Baer Global Income Fund (the "Funds")

                    SUPPLEMENT DATED DECEMBER 26, 2002 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 28, 2002

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The Co-Administration Agreements between the Funds and Bank Julius Baer & Co.,
Ltd., New York Branch will terminate on December 31, 2002. Therefore effective January 1, 2003, the Statement of Additional Information is revised as shown below.

THE FIRST PARAGRAPH OF THE SECTION "MANAGEMENT OF THE TRUST" ON PAGE 18 IS DELETED AND REPLACED WITH THE FOLLOWING:

Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser and administrator. The day-to-day operations of the Funds are delegated to the Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

THE THIRD PARAGRAPH OF THE SECTION "SHARE OWNERSHIP IN THE TRUST" ON PAGE 20 IS DELETED AND REPLACED WITH THE FOLLOWING:

No director, officer or employee of the Adviser, the Distributor, the Administrator, or any parent or subsidiary thereof receives any compensation from the Trust for serving as an officer or Trustee. The Trust pays each of its Trustees who is not a director, officer or employee of the Adviser, the Distributor, the Administrator, or any affiliate thereof an annual fee of $7,000 plus $500 for each Board of Trustees and committee meeting attended and reimburse them for travel and out-of-pocket expenses. For the fiscal year ended October 31, 2001, such fees and expenses totaled approximately $ 38,500 for the Trust.

THE SECTION "CO-ADMINISTRATOR" ON PAGE 22 IS DELETED IN ITS ENTIRETY.

                                    * * * * *

JULIUS BAER GLOBAL INCOME FUND

EFFECTIVE JANUARY 1, 2003, IN THE STATEMENT OF ADDITIONAL INFORMATION, THE SECOND PARAGRAPH OF THE SECTION "PORTFOLIO INVESTMENTS" ON PAGE 3 IS REPLACED WITH THE FOLLOWING:

In selecting particular investments for the Income Fund, Julius Baer Investment Management Inc. (the "Adviser") will seek to mitigate investment risk by limiting its investments to quality fixed-income securities. The Income Fund may not invest in governmental or corporate bonds rated at the time of purchase below "Baa" or better by Moody's Investor Service, Inc. or "BBB" by Standard & Poor's Rating Service, a division of McGraw-Hill Companies ("S&P"). The Income Fund may invest in securities with equivalent ratings from another recognized rating agency and non-rated issues that are determined by the Adviser to have financial characteristics that are comparable and that are otherwise similar in quality to the rated issues it purchases. If a security is downgraded below the minimum rating necessary for investment by the Income Fund, the Income Fund will consider disposing of the security within a reasonable time period. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. For a description of the rating systems of Moody's and S&P, see the Appendix to this SAI.